Notes Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 220,503
Cumulative-effect adjustment of adoption of CECL		116,097
(Reversal)/Addition	(78,089)	97,214
Exchange rate effect	(4,167)	7,192
Ending balance	$ 138,247	$ 220,503